SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Office equipment	$ 10,063	$ 11,242	$ 10,972
Less: accumulated depreciation	(5,225)	(10,496)	(8,143)
Property, plant and equipment, net	4,838	746	2,829
Less: accumulated depreciation	$ 5,225	$ 10,496	$ 8,143